Note 5 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, Total	$ 1,250,000	$ 1,204,000	$ 1,028,000